Leases - Schedule of Lease Liability (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Lease, Cost [Abstract]
Lease liability – current portion	$ 160,708	$ 151,560
Lease liability – non-current portion		160,708
Operating lease liability	$ 160,708	$ 312,268
Weighted-average remaining lease term – operating leases	1 year	2 years
Weighted-average discount rate – operating leases	5.88%	5.88%